CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 5. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, bank checking account balances, time deposits and mutual funds. These are short-term highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

The
investment objective of time deposits is to maximize the amounts of cash surpluses in the short-term. These instruments are permitted under Arauco’s Investment Policy which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

Arauco invests in local and international mutual funds in order to maximize the returns of cash surpluses denominated in Chilean pesos or in foreign currencies such as U.S. dollars or Euros. These instruments are permitted under Arauco’s Investment Policy.

As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2025	12-31-2024
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	57	47
Balances with Banks	805,428	642,064
Short-term deposits	426,269	359,150
Mutual funds	52,299	70,299
Total	1,284,053	1,071,560

The risk classification of the Company’s mutual funds as of December 31, 2025 and 2024 is shown below.

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
AAAfm	620	2,270
AAfm	10,317	60,254
No classification (*)	41,362	7,775
Total Mutual Funds	52,299	70,299
(*) Correspond to mutual funds whose local classification applies a methodology different from that used for the other mutual funds in which the Company invests. Nevertheless, these funds meet the definition of cash equivalents, as they are subject to an insignificant risk of changes
in value.

Changes in financial liabilities

	12-31-2025
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	1,151,023	201,918	4,717,676	-	6,070,617
Cash flows
(+) Borrowings obtained	961,136	-	1,343,803	-	2,304,939
(-) Borrowings paid	(850,800)	1,784	(45,750)	-	(894,766)
(-) Commissions paid	(87,202)	-	(64)	-	(87,266)
(-) Interest paid	(70,078)	(48,782)	(210,690)	(1,429)	(330,979)
(-) Obtention (payment) of collateral	-	-	-	69,160	69,160
(+) Accrued interest	77,363	48,782	224,724	1,429	352,298
(+/-) Exchange rate difference	56,988	-	278,252	-	335,240
(+/-) Changes in fair value	-	(183,824)	-	-	(183,824)
(+/-) Other movements	17,736	-	(5,397)	-	12,339
Closing balance	1,256,166	19,878	6,302,554	69,160	7,647,758

	12-31-2024
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	1,499,051	108,004	4,997,038	6,604,093
Cash flows
(+) Borrowings obtained	1,303,663	-	391,862	1,695,525
(-) Borrowings paid	(1,582,810)	(6,748)	(543,340)	(2,132,898)
(+/-) Commissions (discounts) of issue	-	-	11,163	11,163
(-) Interest paid	(87,699)	(38,969)	(206,200)	(332,868)
(+) Accrued interest	83,075	40,414	197,941	321,430
(+/-) Exchange rate difference	(24,083)	-	(135,388)	(159,471)
(+/-) Changes in fair value	-	99,217	-	99,217
(+/-) Other movements (*)	(40,174)	-	4,600	(35,574)
Closing balance	1,151,023	201,918	4,717,676	6,070,617
(*): In 2024, this line includes mainly the exchange difference on translation mainly from Brazilian companies.

	Lease liabilities
	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Opening balance January 1	727,990	559,382
Cash flows
(-) Borrowings paid	(101,832)	(82,059)
(-) Interest paid	(48,687)	(29,366)
(+) Accrued interest	48,687	29,490
(+/-) Inflation adjustment	-	(51)
(+/-) Exchange rate difference	72,527	(5,071)
(+) Increase due to new leases liabilities	340,622	361,421
(+/-) Other movements (*)	(24,247)	(105,756)
Closing balance	1,015,060	727,990
 (*): In 2024, this line includes mainly the exchange difference on translation mainly from Brazilian companies.